Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 12
Entity Central Index Key	0001051562
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
PGIM US Real Estate Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class A
Trading Symbol	PJEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class A	$130	1.25%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.97%	5.35%	6.39%
Class A without sales charges	7.90%	6.54%	7.00%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 279,079,534
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,433,136
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM US REAL ESTATE FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class C
Trading Symbol	PJECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM US Real Estate Fund (t he “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class C	$207	2.00%

Expenses Paid, Amount	$ 207
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.11%	5.75%	6.20%
Class C without sales charges	7.11%	5.75%	6.20%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 279,079,534
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,433,136
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM US REAL ESTATE FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class Z
Trading Symbol	PJEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class Z	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.09%	6.80%	7.26%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 279,079,534
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,433,136
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM US REAL ESTATE FUND - CLASS R6
Shareholder Report [Line Items]
Fund Name	PGIM US Real Estate Fund
Class Name	Class R6
Trading Symbol	PJEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM US Real Estate Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM US Real Estate Fund—Class R6	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market conditions remained volatile but improved meaningfully over the reporting period. The U.S. real estate investment trust (“REIT”) market delivered solid positive performance despite persistent interest rate uncertainty and episodic macro shocks, as investor focus shifted toward improving property fundamentals and resilient cash-flow visibility. Positive performance continued to be driven by structurally supported property types, such as data centers, industrial, and select residential sectors, while lagging segments—including office and certain retail formats—experienced further stabilization from deeply discounted valuations. While higher long-term rates remained a headwind at times,
REIT performance became increasingly decoupled from interest rate movements, as private market values showed signs of bottoming, and capital markets activity gradually recovered. Overall, sentiment toward U.S. real estate equities improved as balance sheets, operating trends, and transaction activity pointed to a more favorable outlook.
■
The Fund benefited from positive stock selection across several sectors, including health care and storage. Additionally, underweight positions in the specialty housing and gaming sectors contributed to relative performance versus the FTSE NAREIT Equity REITs Index (the “Index”).
■
Stock selection in the net lease and hotel sectors was negative for the period, detracting from the Fund’s performance. Also detracting from the
Fund’s performance was an overweight position relative to the Index in the residential sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	8.24%	6.84%	7.96% (5/25/2017)
S&P 500 Index	17.80%	12.06%	13.80%
FTSE NAREIT Equity REITs Index	6.84%	5.82%	5.99%

Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 279,079,534
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,433,136
Investment Company, Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 279,079,534
Number of fund holdings	36
Total advisory fees paid for the year	$ 1,433,136
Portfolio turnover rate for the year	84%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Sector Classification	% of Net Assets
Specialized REITs	23.5%
Retail REITs	21.4%
Health Care REITs	21.0%
Industrial REITs	14.5%
Residential REITs	9.0%
Office REITs	3.7%
Diversified REITs	3.7%
Hotel & Resort REITs	2.2%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	1.4%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

PGIM Short Duration Muni Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class A
Trading Symbol	PDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class A	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened, ending the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the Index, was largely neutral during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest short position in 10-year U.S. Treasury futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	1.52%	0.57%	1.47%
Class A without sales charges	3.86%	1.03%	1.70%
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.77%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 295,610,514
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 393,469
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Pgim Short Duration Muni Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class C
Trading Symbol	PDSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS
FOR
THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class C	$162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened
, ending
the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the Index, was largely neutral
during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest
short
position in 10-year U.S. Treasury futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.80%	0.09%	0.85%
Class C without sales charges	2.80%	0.09%	0.85%
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.77%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 295,610,514
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 393,469
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Short Duration Muni Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class Z
Trading Symbol	PDSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND
COSTS
FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class Z	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened, ending the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the
Index
, was largely neutral during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential
between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest short position in 10-year U.S.
Treasury
futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	4.15%	1.33%	1.98%
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.77%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 295,610,514
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 393,469
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Pgim Short Duration Muni Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Muni Fund
Class Name	Class R6
Trading Symbol	PDSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Muni Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS
FOR
THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Muni Fund—Class R6	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the U.S. Federal Reserve cut rates by 25 basis points (bps) in September, October, and December of 2025, as market uncertainty around the health of the labor market climbed, and economic data was obscured by the November federal government shutdown. (One basis point equals 0.01%.) The technical backdrop to start 2026 was supportive, as gross issuance in tax-exempt Municipal bonds ($111 billion year to date) was met with healthy demand and led to $42 billion in net issuance. However, demand slowed amid the rate volatility in March, linked to the presumed impact of a potential global oil supply shock on U.S. inflation and subsequent market revisions to expectations for cuts to the federal funds rate. Against this backdrop, the 5-year and 10-year municipal/Treasury yield ratios cheapened
, ending
the period at 68% and 72%, respectively.
■
The Fund’s sector allocation and issue-specific selection drove outperformance relative to the Bloomberg 1–8 Year Municipal Index (the
“Index”). Specifically, overweights in housing, healthcare, prepaid gas, public power, student loans, and airports contributed to the Fund’s performance as spreads tightened. Exposure to special assessment bonds and industrial-backed credits, such as airlines, detracted from the
Fund’s performance.
■
The Fund’s duration positioning, relative to the
Index
, was largely neutral during the period. (Duration measures the sensitivity of the price—the value of principal—of a bond to a change in interest rates.) The Fund’s yield curve positioning detracted from performance as the differential between a 10-year bond and a 2-year bond of the same type steepened by 12 bps.
■
The Fund maintained a modest short
position
in 10-year U.S. Treasury futures contracts to hedge overall duration from longer municipals. This position had a modestly negative impact on the Fund’s performance as U.S. Treasury rates fell during the period in which the futures were held.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	4.18%	1.36%	2.10% (5/25/2017)
Bloomberg Municipal Bond Index*	4.29%	0.84%	2.16%
Bloomberg 1-8 Year Municipal Index	3.85%	1.30%	1.82%
*The Fund compares its
performance
against this broad-based index in response to regulatory requirements.

Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 295,610,514
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 393,469
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 295,610,514
Number of fund holdings	262
Total advisory fees paid for the year	$ 393,469
Portfolio turnover rate for the year	65%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Credit Quality expressed as a percentage of total investments as of 3/31/2026 (%)
AAA	12.6
AA	41.4
A	22.6
BBB	10.5
BB	4.3
B	0.5
Not Rated	7.2
Cash/Cash Equivalents	0.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

PGIM Conservative Retirement Spending Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Conservative Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Conservative Retirement Spending Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Conservative Retirement Spending Fund—Class R6	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
There were several dominant themes over the reporting period, including stepped-up fiscal spending and widening deficits by major economies, a technology-driven investment boom in both the U.S. and China, and a supportive liquidity backdrop that underpinned major asset classes.
Overall, it was a strong period for risk assets, although performance varied across asset classes. This period was riddled with windows of volatility driven by multiple factors, including geopolitical tensions, trade wars, government shutdowns, and mixed economic data. After positive returns for both U.S. and non-U.S. markets during the final three quarters of 2025, the first quarter of 2026 saw a change in tone. The first two months of 2026 were a continuation of last year, with macroeconomic discussions centered around artificial intelligence (“AI”) and interest rate cuts. Amid this backdrop, most major asset classes—U.S. and international—experienced positive returns. However, the landscape shifted dramatically when conflict broke out in the Middle East on February 28, causing an oil supply shock and increased volatility across U.S. and
non-U.S. markets, with major benchmarks in equities and fixed income closing the quarter in the red while oil prices rallied.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 40% equity securities and non-traditional asset classes, and 60% fixed income securities. Equities substantially outperformed bonds by 13.5% during the period.
■
From an asset allocation perspective, the Fund’s 20% allocation to non-traditional asset classes was a strong boost to performance, as certain non-traditional asset classes like commodities, which returned 32.3%, and infrastructure, which returned 26.9%, outpaced equities by 14.5%
and 9.1%, respectively. Within equities, the Fund benefited from exposure to developed non-U.S. equities. Diversification within fixed income, with an allocation to high-yield bonds, benefited as the asset class outperformed U.S. nominal bonds.
■
At the underlying fund level, the PGIM US Real Estate Fund (Class R6) was a key contributor to relative performance as it significantly outperformed its benchmark index for the period. The PGIM Jennison Global Infrastructure Fund (Class R6) was a key detractor from relative performance as it lagged its respective benchmark for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Since Inception (%)
Class R6	9.62%	8.88% (4/3/2024)
S&P 500 Index*	17.80%	12.93%
Bloomberg US Aggregate Bond Index*	4.35%	4.61%
Conservative Retirement Spending Fund Custom Benchmark	9.68%	8.43%
S&P Target Risk Conservative Index	9.66%	7.66%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Apr. 03, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 5,438,269
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 5,438,269
Number of fund holdings	11
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	13%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Fund - Fixed Income	45.2%
Affiliated Mutual Fund - Domestic Equity	25.1%
Affiliated Mutual Fund - Short-Term Investment	14.6%
Affiliated Mutual Fund - International Equity	12.8%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.5%
101.2%
Liabilities in excess of other assets	(1.2)%
100.0%

PGIM Enhanced Retirement Spending Fund - Class R6 [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Enhanced Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Enhanced Retirement Spending Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Enhanced Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
There were several dominant themes over the reporting period, including stepped-up fiscal spending and widening deficits by major economies, a technology-driven investment boom in both the U.S. and China, and a supportive liquidity backdrop that underpinned major asset classes.
Overall, it was a strong period for risk assets, although performance varied across asset classes. This period was riddled with windows of volatility driven by multiple factors, including geopolitical tensions, trade wars, government shutdowns, and mixed economic data. After positive returns for both U.S. and non-U.S. markets during the final three quarters of 2025, the first quarter of 2026 saw a change in tone. The first two months of 2026 were a continuation of last year, with macroeconomic discussions centered around artificial intelligence (“AI”) and interest rate cuts. Amid this backdrop, most major asset classes—U.S. and international—experienced positive returns. However, the landscape shifted dramatically when conflict broke out in the Middle East on February 28, causing an oil supply shock and increased volatility across U.S. and
non-U.S. markets, with major benchmarks in equities and fixed income closing the quarter in the red while oil prices rallied.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 80% equity securities and non-traditional asset classes, and 20% fixed income securities. Equities substantially outperformed bonds by 13.5% during the period.
■
From an asset allocation perspective, the Fund’s 32% allocation to non-traditional asset classes was a strong boost to performance, as certain non-traditional asset classes like commodities, which returned 32.3%, and infrastructure, which returned 26.9%, outpaced equities by 14.5%
and 9.1%, respectively. Within equities, the Fund benefited from exposure to non-U.S. equities (developed and emerging) and U.S. small-cap stocks. Diversification within fixed income, with allocations to high-yield bonds and emerging-markets debt, benefited as both outperformed
U.S. nominal bonds.
■
At the underlying fund level, key contributors to relative performance included the PGIM Quant Solutions Emerging Markets Equity Fund
(Class R6), PGIM Global Real Estate Fund (Class R6), and PGIM US Real Estate Fund (Class R6), as each significantly outperformed its respective benchmark index for the period. The PGIM Jennison Small Cap Core Equity Fund (Class R6) and PGIM Jennison Global
Infrastructure Fund (Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31/2026
	One Year (%)	Since Inception (%)
Class R6	16.73%	12.55% (4/3/2024)
S&P 500 Index*	17.80%	12.93%
Bloomberg US Aggregate Bond Index*	4.35%	4.61%
Enhanced Retirement Spending Fund Custom Benchmark	16.30%	11.73%
S&P Target Risk Moderate Index	11.41%	8.61%

*The Fund compares its performance against this broad-based index in response to regulatory requirements
.

Performance Inception Date	Apr. 03, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 6,069,422
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 6,069,422
Number of fund holdings	15
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	16%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	40.2%
Affiliated Mutual Fund - International Equity	34.1%
Affiliated Mutual Fund - Fixed Income	21.7%
Unaffiliated Exchange-Traded Fund - Fixed Income	3.9%
Affiliated Mutual Fund - Short-Term Investment	0.9%
100.8%
Liabilities in excess of other assets	(0.8)%
100.0%

PGIM Moderate Retirement Spending Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Moderate Retirement Spending Fund
Class Name	Class R6
Trading Symbol	PGFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Moderate Retirement Spending Fund (the “Fund”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Moderate Retirement Spending Fund—Class R6	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
There were several dominant themes over the reporting period, including stepped-up fiscal spending and widening deficits by major economies, a technology-driven investment boom in both the U.S. and China, and a supportive liquidity backdrop that underpinned major asset classes.
Overall, it was a strong period for risk assets, although performance varied across asset classes. This period was riddled with windows of volatility driven by multiple factors, including geopolitical tensions, trade wars, government shutdowns, and mixed economic data. After positive returns for both U.S. and non-U.S. markets during the final three quarters of 2025, the first quarter of 2026 saw a change in tone. The first two months of 2026 were a continuation of last year, with macroeconomic discussions centered around artificial intelligence (“AI”) and interest rate cuts. Amid this backdrop, most major asset classes—U.S. and international—experienced positive returns. However, the landscape shifted dramatically when conflict broke out in the Middle East on February 28, causing an oil supply shock and increased volatility across U.S. and
non-U.S. markets, with major benchmarks in equities and fixed income closing the quarter in the red while oil prices rallied.
■
The Fund’s portfolio, through its investments in underlying funds, was allocated to a combination of approximately 60% equity securities and non-traditional asset classes, and 40% fixed income securities. Equities substantially outperformed bonds by 13.5% during the period.
■
From an asset allocation perspective, the Fund’s 28% allocation to non-traditional asset classes was a strong boost to performance, as certain non-traditional asset classes like commodities, which returned 32.3%, and infrastructure, which returned 26.9%, outpaced equities by 14.5%
and 9.1%, respectively. Within equities, the Fund benefited from exposure to developed non-U.S. equities and U.S. small-cap stocks.
Diversification within fixed income, with allocations to high-yield bonds and emerging-markets debt, benefited as both outperformed
U.S. nominal bonds.
■
At the underlying fund level, key contributors to relative performance included the PGIM Global Real Estate Fund (Class R6), and PGIM US
Real Estate Fund (Class R6), as each significantly outperformed its benchmark index for the period. The PGIM Jennison Small-Cap Core
Equity Fund (Class R6) and PGIM Jennison Global Infrastructure Fund (Class R6) were key detractors from relative performance, as they lagged their respective benchmarks for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 3/31 /202 6
	One Year (%)	Since Inception (%)
Class R6	12.85%	10.70% (4/3/2024)
S&P 500 Index*	17.80%	12.93%
Bloomberg US Aggregate Bond Index*	4.35%	4.61%
Moderate Retirement Spending Fund Custom Benchmark	12.89%	10.12%
S&P Target Risk Conservative Index	9.66%	7.66%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Apr. 03, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 5,617,411
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 3/31/2026?
Fund’s net assets	$ 5,617,411
Number of fund holdings	14
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	15%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 3/31/2026?

Investment Allocation	% of Net Assets
Affiliated Mutual Fund - Domestic Equity	33.1%
Affiliated Mutual Fund - Fixed Income	32.0%
Affiliated Mutual Fund - International Equity	23.0%
Affiliated Mutual Fund - Short-Term Investment	7.1%
Unaffiliated Exchange-Traded Fund - Fixed Income	5.9%
101.1%
Liabilities in excess of other assets	(1.1)%
100.0%